33. Income tax and social contribution expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax And Social Contribution Expenses Details 1
Income before income tax and social contribution	R$ 1,435,516	R$ 1,013,316	R$ 3,001,033
Combined tax rate	34.00%	34.00%	34.00%
Income and social contribution taxes at the combined tax rate	R$ (488,075)	R$ (344,527)	R$ (1,020,351)
(Additions)/exclusions:
Unrecognized tax losses and temporary differences	68,716	6,611	(4,106)
Permanent additions and exclusions
Other permanent additions and exclusions	(6,638)	(18,634)	(24,410)
Financial lease impact	(35,872)	(30,700)	27,546
Tax benefit of interest on shareholders' equity allocated	64,597	0	0
Tax incentive - SUDENE/SUDAM (*)	112,498	118,250	93,123
Use of previously unrecognized tax losses	11,176	0	0
Other amounts	72,589	6,111	12,607
Income before income tax	287,066	81,638	104,760
Income and social contribution taxes	R$ (201,009)	R$ (262,889)	R$ (915,591)
Effective tax rate	14.00%	25.94%	30.51%